Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Instruments Text Block Abstract
Schedule of financial assets, other than cash and short-term deposits
	At December 31	At December 31
	2022	2021
	£’000	£’000
Financial assets at amortized cost
Trade receivables	24,475	14,796
Contract assets	248	3,451
Lease deposits	5,664	5,124
Total financial assets	30,387	23,371

Current	24,723	18,247
Non-current	5,664	5,124

Schedule of interest-bearing loans and borrowings
	Interest rate		At December 31 2022	At December 31 2021
	%	Maturity	£’000	£’000
Current
Convertible Notes	2%	Within one year	1,301	—
Stocking loans	Base rate + 0.5% – 2.2%	On earlier of sale or 180 days	161,592	169,170
Subscription facilities	Base rate + 1.7%	Within one year	14,983	10,188
Secured asset financing	3% – 7%	Within one year	1,479	—
Bank loans		Within one year	30	635
Mortgages			—	547
Lease liabilities	1% – 13%	Within one year	28,596	18,826
			207,981	199,366

Non-current
Convertible Notes	2%	2027	265,631	—
Stocking loans			—	8,809
Subscription facilities			—	56,987
Secured asset financing	3% – 7%	2027	4,113	—
Bank loans			—	815
Mortgages			—	1,502
Lease liabilities	1% – 13%	2024 – 2042	88,864	71,574
			358,608	139,687

Schedule of other financial liabilities
	At December 31 2022	At December 31 2021
	£’000	£’000
Financial liabilities at fair value through profit or loss
Warrants	515	42,692
Embedded derivative	82,108	—
	82,623	42,692

Current	—	—
Non-current	82,623	42,692

Schedule of warrants outstanding
	Public	Private	Total
	Number	Number	Number
At December 31, 2021	20,124,748	21,129,818	41,254,566
At December 31, 2022	20,124,748	21,129,818	41,254,566

Schedule of changes in financial assets and financial liabilities
	Level 1	Level 2	Level 3	Total
At December 31, 2022	£’000	£’000	£’000	£’000
Warrants	166	-	349	555
Embedded derivative	-	-	82,108	82,108
	166	-	82,457	82,623

	Level 1	Level 2	Level 3	Total
At December 31, 2021	£’000	£’000	£’000	£’000
Warrants	13,418	-	29,274	42,692

Schedule of relevant in the determination of fair value of the private warrants
	Private warrants	Embedded derivative

At December 31, 2022
Expected term (years)	7	4
Expected volatility	93.4%	62.3%
Credit spread	N/A	25.9%
Dividend yield	Nil	Nil
Risk free interest rate	3.9%	4.1%

Private warrants

At December 31, 2021
Expected term (years)	7
Expected volatility	47.1%
Dividend yield	Nil
Risk free interest rate	1.4%

Schedule of fair value movements
	Public warrants	Private warrants	Embedded derivative	Total
	£’000	£’000	£’000	£’000
At December 31, 2020	-	-	-	-

Warrants issued upon acquisition of Drover	-	6,566	-	6,566
Fair value movement	-	102	-	102
Exercise of warrants	-	(6,667)	-	(6,667)
Warrants issued in the Transaction	22,475	46,887	-	69,362
Fair value movement	(9,057)	(17,614)	-	(26,671)
At December 31, 2021	13,418	29,274	-	42,692

Issuances	-	-	251,287	251,287
Fair value movement	(14,799)	(32,298)	(198,769)	(245,866)
Foreign exchange movements	1,547	3,373	29,590	34,510
At December 31, 2022	166	349	82,108	82,623

Schedule of profit before tax is affected through the impact on floating rate borrowings
	Change	Effect on profit before tax 2022	Effect on profit before tax 2021
	in basis points	£’000	£’000
Loans and borrowings	+100	(2,350)	(1,393)
Loans and borrowings	-100	1,754	95

Schedule of exposure to foreign currency changes for all other currencies is not material
	Increase/decrease	Effect on profit before tax from discontinued operations	Effect on pre-tax equity
	in EUR rate	£’000	£’000
2022	+5%	(8,613)	(6,516)
	-5%	8,613	6,516
2021	+5%	(1,336)	(1,170)
	-5%	1,336	1,170

Schedule of financial liabilities based upon contractual undiscounted payments
	Less than one year	1 to 5 years	Over 5 years	Total
At December 31, 2022	£’000	£’000	£’000	£’000

Convertible Notes	10,411	554,366	-	564,777
Stocking loans	164,478	-	-	164,478
Subscription facilities	15,354	-	-	15,354
Secured asset financing	1,727	4,408	-	6,135
Bank loans	30	-	-	30
Lease liabilities	24,203	56,324	72,644	153,171
Trade payables	68,201	-	-	68,201
Total	284,404	615,098	72,644	972,146

	Less than one year	1 to 5 years	Over 5 years	Total
At December 31, 2021	£’000	£’000	£’000	£’000

Stocking loans	169,170	8,809	-	177,979
Subscription facilities	12,155	65,797	-	77,952
Bank loans	741	869	-	1,610
Mortgages	600	1,653	-	2,253
Lease liabilities	18,917	46,772	34,526	100,215
Trade payables	29,224	-	-	29,224
Total	230,807	123,900	34,526	389,233

Schedule of changes in liabilities arising from financial activities
	Stocking loans	Subscription facilities	Secured asset financing	Bank loans	Mortgages	Lease liabilities	Convertible Notes and embedded derivative	Warrants	Total
	£’000	£’000	£’000	£’000	£’000	£’000	£’000	£’000	£’000

At December 31, 2020	86,709	-	-	-	3,494	48,048	-	-	138,251

New leases	-	-	-	-	-	26,228	-	-	26,228
Acquisition of subsidiaries	-	19,878	-	1,468	-	36,352	-	6,566	64,264
Issue of debt	665,325	107,683	-	30	-	-	-	-	773,038
Repayment	(574,055)	(60,386)	-	(48)	(1,445)	(18,597)	-	-	(654,531)
Terminations	-	-	-	-	-	(2,969)	-	-	(2,969)
Net accrued interest	-	-	-	-	-	1,338	-	-	1,338
Warrants issued and exercised	-	-	-	-	-	-	-	62,695	62,695
Fair value movement	-	-	-	-	-	-	-	(26,569)	(26,569)
At December 31, 2021	177,979	67,175	-	1,450	2,049	90,400	-	42,692	381,745

New leases	-	-	-	-	-	51,757	-	-	51,757
Sale and leasebacks	-	-	-	-	-	5,466	-	-	5,466
Transfers	-	-	-	-	-	(3,529)	-	-	(3,529)
Acquisition of subsidiaries	-	10,193	-	-	-	6,276	-	-	16,469
Disposal of subsidiaries	-	(14,731)	-	-	-	(5,878)	-	-	(20,609)
Issue of debt	1,202,039	101,967	5,971	3	11	-	460,021	-	1,770,012
Repayment	(1,218,426)	(120,559)	(379)	(1,423)	(2,060)	(29,198)	-	-	(1,372,045)
Terminations	-	-	-	-	-	(2,307)	-	-	(2,307)
Net accrued interest	-	-	-	-	-	5,245	33,425	-	38,670
Fair value movement	-	-	-	-	-	-	(198,769)	(47,098)	(245,867)
Foreign exchange movements	-	-	-	-	-	231	54,363	4,921	59,515
Liabilities held for sale	-	(29,062)	-	-	-	(1,003)	-	-	(30,065)
At December 31, 2022	161,592	14,983	5,592	30	-	117,460	349,040	515	649,212

Schedule of stocking loans are used specifically by the group to finance the purchase of inventory
	At December 31 2022	At December 31 2021
	£’000	£’000
Inventory	232,565	364,585
Stocking loans	(161,592)	(177,979)
Net inventory	70,973	186,606

Cash and cash equivalents	258,321	192,629